Institutional Class | Thrivent Partner Emerging Markets Equity Fund
Thrivent Partner Emerging Markets Equity Fund TPEIX
Investment Objective
Thrivent Partner Emerging Markets Equity Fund seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Partner Emerging Markets Equity Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Institutional Class Thrivent Partner Emerging Markets Equity Fund
Management Fees		1.20%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	1.55%
Acquired Fund (Underlying Fund) Fees and Expenses		0.03%
Total Annual Fund Operating Expenses		2.78%
Less Expense Reimbursement	[2]	1.46%
Net Annual Fund Operating Expenses		1.32%
[1]	Because the Fund has been operating for less than six months, "Other Expenses" are based on management's estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. "Other Expenses" include the Fund's estimated expenses not otherwise disclosed in the table that are deducted from the Fund's assets or charged to all shareholder accounts. Actual expenses may vary from those indicated.
[2]	The Adviser has contractually agreed, through at least February 28, 2014, to waive a portion of the management fees associated with the Institutional Class shares of the Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.32% of the average daily net assets of the Institutional Class shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Partner Emerging Markets Equity Fund	134	724	1,340	3,003

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund commenced operations on August 31, 2012, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The Fund will invest principally in equity securities. The Fund will also invest in equity-related securities, such as foreign-registered shares and preferred shares. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes), at the time of initial purchase, in equity or equity-related securities: (i) of issuers that have their principal securities trading market in an emerging country; (ii) of issuers that derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) of issuers that are organized under the laws of, and have a principal office in, an emerging country; (iv) consisting of depositary receipts of issuers described in (i) and (iii) above; or (v) consisting of exchange-traded funds that invest in an emerging country or countries. The Fund considers an emerging market to be any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with a low- to middle-income economy according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) included in the MSCI Emerging Markets Index. The Fund will generally invest in companies with market capitalizations of $100 million or more, with sufficient liquidity.

The Fund’s subadviser seeks to identify emerging market companies trading at a discount relative to such companies’ estimated long-term earning potential by using in-depth fundamental analysis combined with top down country risk assessment. The Fund’s subadviser attempts to build a portfolio with a long-term investment horizon that it believes will achieve excess returns with below average risk relative to the MSCI Emerging Markets Index.

The Fund may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase, or more attractive opportunities are identified.

Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in equity securities of issuers as described above from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market as measured by the Fund’s benchmark index. The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions – such as Latin America, Asia, Europe, and the Mediterranean region – can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product of service markets, fewer financial resources, and less competitive strength than larger companies.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that the market will not recognize a security’s intrinsic values for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the subadviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility and Performance
No performance information for the Fund is provided because it did not commence operations until August 31, 2012.